Depreciation and Amortization - Schedule of Depreciation and Amortization (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Depreciation, Depletion and Amortization [Abstract]
Depreciation of property, plant and equipment	CAD 603	CAD 594
Asset removal costs	90	90
Amortization of intangible assets	56	54
Amortization of regulatory assets	20	19
Total depreciation and amortization	CAD 769	CAD 757